Share capital and reserves - Derivative warrant liability (Details) - USD ($)			12 Months Ended
	Feb. 23, 2024	Feb. 09, 2024	Dec. 31, 2024	Dec. 31, 2023
Share capital and reserves
Period beginning			$ 531,000
Period end			572,000	$ 531,000
Derivative Warrants Liabilities
Share capital and reserves
Period beginning			531,000	3,854,403
Reclassified from reserves			(123,651)	318,000
Fair value adjustment			(1,035,105)	(3,641,403)
Period end			572,000	$ 531,000
Warrants issued	$ 103,000	$ 1,102,000
Warrants exercised			$ (5,244)